EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Disclosure of earnings per share

	Years ended December 31
(In millions of dollars, except per share amounts)	2023	2022

Numerator (basic) - Net income for the year	849	1,680

Denominator - Number of shares (in millions):
Weighted average number of shares outstanding - basic	523	505
Effect of dilutive securities (in millions):
Employee stock options and restricted share units	1	1

Weighted average number of shares outstanding - diluted	524	506

Earnings per share:
Basic	$1.62	$3.33
Diluted	$1.62	$3.32